Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2009 Pension Plans [Member]	Dec. 31, 2008 Pension Plans [Member]	Dec. 31, 2011 Postretirement Plans [Member]	Dec. 31, 2010 Postretirement Plans [Member]	Dec. 31, 2009 Postretirement Plans [Member]	Dec. 31, 2008 Postretirement Plans [Member]	Dec. 31, 2011 U.S. Pension Plans [Member]	Dec. 31, 2010 U.S. Pension Plans [Member]	Dec. 31, 2011 Non-U.S. Pension Plans [Member]	Dec. 31, 2011 U.S. Postretirement Plans [Member]	Dec. 31, 2010 U.S. Postretirement Plans [Member]	Dec. 31, 2011 U.S. Pension And Postretirement Plan [Member]	Dec. 31, 2010 U.S. Pension And Postretirement Plan [Member]	Dec. 31, 2011 Non U.S. Plans [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Equity Securities [Member] U.S. Pension Plans [Member]	Dec. 31, 2010 Equity Securities [Member] U.S. Pension Plans [Member]	Dec. 31, 2011 Equity Securities [Member] Non-U.S. Pension Plans [Member]	Dec. 31, 2011 Equity Securities [Member] U.S. Postretirement Plans [Member]	Dec. 31, 2010 Equity Securities [Member] U.S. Postretirement Plans [Member]	Dec. 31, 2011 Fixed Income Securities [Member] U.S. Pension Plans [Member]	Dec. 31, 2010 Fixed Income Securities [Member] U.S. Pension Plans [Member]	Dec. 31, 2011 Fixed Income Securities [Member] Non-U.S. Pension Plans [Member]	Dec. 31, 2011 Fixed Income Securities [Member] U.S. Postretirement Plans [Member]	Dec. 31, 2010 Fixed Income Securities [Member] U.S. Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset investment period																		5	10
Target allocations of bonds, minimum																	50.00%
Target allocations of bonds, maximum												70.00%
Historical long-term asset mix examined, minimum										40.00%
Historical long-term asset mix examined, maximum										60.00%
Target allocations of equity securities, minimum										40.00%							30.00%
Target allocations of equity securities, maximum										60.00%		50.00%
Target allocations of other investments, minimum																	0.00%
Target allocations of other investments, maximum												15.00%
Expected percentage of long term average annual return													7.00%	7.25%
Historical long-term average return, minimum																				8.00%					5.00%
Historical long-term average return, maximum																				10.00%					7.00%
Expected percentage of long term weighted average return										7.25%	7.50%	5.70%										7.50%					5.00%
Medicare Part D subsidies						$ 1.2	$ 2.1	$ 2.2
Assumed allocation percentage of asset																				50.00%	60.00%	30.00%	50.00%	55.00%	50.00%	40.00%	70.00%	50.00%	45.00%
Expected percentage of long term investment return																				8.50%	8.50%				6.00%	6.00%
Healthcare cost trend rate assumed for next year	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%
Year that the rate reaches the ultimate trend rate	2017
Target allocation percentage of long term investment	95.00%
Target allocation percentage of short term investment	5.00%
Target allocation percentage of equity securities						50.00%				40.00%
Target allocation percentage of U.S. Treasury securities						50.00%				60.00%
Fair value of plan assets		$ 834.4	$ 751.2	$ 635.6	$ 563.9	$ 28.8	$ 37.7	$ 44.6	$ 46.5						$ 706.2	$ 628.4